Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,732,000.00
Previously Paid Amount	0.00
Total Fee Amount	16,187.57
Total Offset Amount	0.00
Net Fee	$ 16,187.57